UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Lansdowne Partners Limited Partnership

Address:    15 Davies Street
            London W1K 3AG
            England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:         Lansdowne Partners Limited
            as general partner
Name:       Paul M. Ruddock
Title:      Director
Phone:      44-20-7290-5500

Signature, Place and Date of Signing:


/s/ Paul M. Ruddock              London, England            February 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       8

Form 13F Information Table Entry Total:  95

Form 13F Information Table Value Total: $6,620,985
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-11976               Lansdowne Global Financials Fund Ltd.

2.    028-11978               Lansdowne UK Equity Fund Ltd.

3.    028-11979               Lansdowne European Equity Fund Ltd.

4.    028-12718               Lansdowne Global Financials Fund L.P.

5.    028-13403               Lansdowne European Long Only Fund Ltd.

6.    028-XXXXX               Lansdowne UK Strategic Investment Master Fund Ltd.

7.    028-XXXXX               Lansdowne UK Equity Fund L.P.

8.    028-XXXXX               Lansdowne European Strategic Equity Fund L.P.

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2009
COLUMN 1                         COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COL 7        COLUMN 8

                                                            VALUE        SHS OR     SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x$1000)     PRN AMT    PRN CALL  DISCRETION  MGRS  SOLE       SHRD NONE
--------------                --------------    ------      --------     -------    --- ----  ----------  ----  -----      ---- ----
ACCENTURE PLC IRELAND         SHS CLASS A        G1151C101      53,224  1,282,501  SH       DEFINED     7      1,282,501
ACCENTURE PLC IRELAND         SHS CLASS A        G1151C101     332,709  8,017,079  SH       DEFINED     2      8,017,079
ACCENTURE PLC IRELAND         SHS CLASS A        G1151C101      26,357    635,103  SH       DEFINED     6        635,103
BANK OF AMERICA CORPORATION   UNIT 99/99/9999    060505419      23,756  1,592,200  SH       DEFINED     1      1,592,200
BANK OF AMERICA CORPORATION   UNIT 99/99/9999    060505419       6,084    407,800  SH       DEFINED     4        407,800
BANK OF AMERICA CORPORATION   COM                060505104      96,123  6,382,697  SH       DEFINED     1      6,382,697
BANK OF AMERICA CORPORATION   COM                060505104      24,619  1,634,755  SH       DEFINED     4      1,634,755
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT     05967A107      27,183  1,950,035  SH       DEFINED     1      1,950,035
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT     05967A107       6,970    499,965  SH       DEFINED     4        499,965
CENTRAL EUROPEAN DIST CORP    COM                153435102       9,590    337,543  SH        SOLE                337,543
CENTRAL EUROPEAN DIST CORP    COM                153435102      26,598    936,206  SH       DEFINED     3        936,206
CENTRAL EUROPEAN DIST CORP    COM                153435102      13,801    485,770  SH       DEFINED     5        485,770
CENTRAL EUROPEAN DIST CORP    COM                153435102      12,109    426,223  SH       DEFINED     8        426,223
CME GROUP INC                 COM                12572Q105      36,939    109,951  SH       DEFINED     7        109,951
CME GROUP INC                 COM                12572Q105     230,872    687,202  SH       DEFINED     2        687,202
CME GROUP INC                 COM                12572Q105      18,233     54,271  SH       DEFINED     6         54,271
CITIGROUP INC                 COM                172967101      65,877 19,902,500  SH       DEFINED     1     19,902,500
CITIGROUP INC                 COM                172967101      16,873  5,097,500  SH       DEFINED     4      5,097,500
COCA COLA CO                  COM                191216100      57,858  1,015,055  SH       DEFINED     7      1,015,055
COCA COLA CO                  COM                191216100     361,626  6,344,314  SH       DEFINED     2      6,344,314
COCA COLA CO                  COM                191216100      21,976    385,544  SH       DEFINED     6        385,544
COLGATE PALMOLIVE CO          COM                194162103      99,101  1,206,338  SH       DEFINED     7      1,206,338
COLGATE PALMOLIVE CO          COM                194162103     619,461  7,540,606  SH       DEFINED     2      7,540,606
COLGATE PALMOLIVE CO          COM                194162103      43,200    525,862  SH       DEFINED     6        525,862
CONSOL ENERGY INC             COM                20854P109       6,395    128,418  SH        SOLE                128,418
CONSOL ENERGY INC             COM                20854P109      17,977    360,982  SH       DEFINED     3        360,982
CONSOL ENERGY INC             COM                20854P109       9,166    184,058  SH       DEFINED     5        184,058
CONSOL ENERGY INC             COM                20854P109       8,189    164,445  SH       DEFINED     8        164,445
DU PONT E I DE NEMOURS & CO   COM                263534109       3,506    104,142  SH        SOLE                104,142
DU PONT E I DE NEMOURS & CO   COM                263534109       9,595    284,972  SH       DEFINED     3        284,972
DU PONT E I DE NEMOURS & CO   COM                263534109       5,079    150,834  SH       DEFINED     5        150,834
DU PONT E I DE NEMOURS & CO   COM                263534109       4,378    130,033  SH       DEFINED     8        130,033
FIBRIA CELULOSE S A           SP ADR REP COM     31573A109       7,124    311,927  SH        SOLE                311,927
FIBRIA CELULOSE S A           SP ADR REP COM     31573A109      16,516    723,099  SH       DEFINED     3        723,099
FIBRIA CELULOSE S A           SP ADR REP COM     31573A109      10,478    458,768  SH       DEFINED     5        458,768
FIBRIA CELULOSE S A           SP ADR REP COM     31573A109       7,582    331,983  SH       DEFINED     8        331,983
GLG PARTNERS INC              COM                37929X107       7,945  2,467,541  SH       DEFINED     7      2,467,541
GLG PARTNERS INC              COM                37929X107      49,251 15,295,248  SH       DEFINED     2     15,295,248
GLG PARTNERS INC              COM                37929X107       6,680  2,074,600  SH       DEFINED     6      2,074,600
GOLDMAN SACHS GROUP INC       COM                38141G104      57,268    339,185  SH       DEFINED     7        339,185
GOLDMAN SACHS GROUP INC       COM                38141G104     357,982  2,120,243  SH       DEFINED     2      2,120,243
GOLDMAN SACHS GROUP INC       COM                38141G104      19,989    118,393  SH       DEFINED     6        118,393
INTERNATIONAL BUSINESS MACHS  COM                459200101     103,140    787,928  SH       DEFINED     7        787,928
INTERNATIONAL BUSINESS MACHS  COM                459200101     644,708  4,925,198  SH       DEFINED     2      4,925,198
INTERNATIONAL BUSINESS MACHS  COM                459200101      52,164    398,504  SH       DEFINED     6        398,504
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD   465562106      25,836  1,131,179  SH       DEFINED     1      1,131,179
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD   465562106       6,624    290,020  SH       DEFINED     4        290,020
JPMORGAN CHASE & CO           COM                46625H100      78,984  1,895,467  SH       DEFINED     1      1,895,467
JPMORGAN CHASE & CO           COM                46625H100      20,251    485,975  SH       DEFINED     4        485,975
JPMORGAN CHASE & CO           COM                46625H100     103,947  2,494,532  SH       DEFINED     7      2,494,532
JPMORGAN CHASE & CO           COM                46625H100     649,764 15,593,091  SH       DEFINED     2     15,593,091
JPMORGAN CHASE & CO           COM                46625H100      45,137  1,083,204  SH       DEFINED     6      1,083,204
LAZARD LTD                    SHS A              G54050102      10,003    263,454  SH       DEFINED     1        263,454
LAZARD LTD                    SHS A              G54050102       2,565     67,546  SH       DEFINED     4         67,546
NASDAQ OMX GROUP INC          COM                631103108      47,925  2,418,022  SH       DEFINED     1      2,418,022
NASDAQ OMX GROUP INC          COM                631103108      12,275    619,310  SH       DEFINED     4        619,310
NEW YORK CMNTY BANCORP INC    COM                649445103      70,073  4,829,297  SH       DEFINED     1      4,829,297
NEW YORK CMNTY BANCORP INC    COM                649445103      17,958  1,237,604  SH       DEFINED     4      1,237,604
NIKE INC                      CL B               654106103      75,687  1,145,551  SH       DEFINED     7      1,145,551
NIKE INC                      CL B               654106103     473,104  7,160,647  SH       DEFINED     2      7,160,647
NIKE INC                      CL B               654106103      34,172    517,215  SH       DEFINED     6        517,215
OWENS CORNING NEW             COM                690742101      10,401    405,656  SH        SOLE                405,656
OWENS CORNING NEW             COM                690742101      27,994  1,091,823  SH       DEFINED     3      1,091,823
OWENS CORNING NEW             COM                690742101      15,339    598,262  SH       DEFINED     5        598,262
OWENS CORNING NEW             COM                690742101      12,706    495,573  SH       DEFINED     8        495,573
OWENS ILL INC                 COM NEW            690768403      10,221    310,952  SH        SOLE                310,952
OWENS ILL INC                 COM NEW            690768403      26,622    809,932  SH       DEFINED     3        809,932
OWENS ILL INC                 COM NEW            690768403      14,805    450,419  SH       DEFINED     5        450,419
OWENS ILL INC                 COM NEW            690768403      12,057    366,800  SH       DEFINED     8        366,800
POTASH CORP SASK INC          COM                73755L107       3,157     29,094  SH        SOLE                 29,094
POTASH CORP SASK INC          COM                73755L107       9,260     85,348  SH       DEFINED     3         85,348
POTASH CORP SASK INC          COM                73755L107       5,027     46,335  SH       DEFINED     5         46,335
POTASH CORP SASK INC          COM                73755L107       4,249     39,161  SH       DEFINED     8         39,161
PROSHARES TR                  PSHS ULTSH 20YRS   74347R297       4,491     90,027  SH        SOLE                 90,027
PROSHARES TR                  PSHS ULTSH 20YRS   74347R297      14,476    290,210  SH       DEFINED     3        290,210
PROSHARES TR                  PSHS ULTSH 20YRS   74347R297       6,391    128,123  SH       DEFINED     5        128,123
PROSHARES TR                  PSHS ULTSH 20YRS   74347R297       6,765    135,631  SH       DEFINED     8        135,631
PROSHARES TR                  PSHS ULTSH 7-10Y   74347R313       2,937     54,451  SH        SOLE                 54,451
PROSHARES TR                  PSHS ULTSH 7-10Y   74347R313       9,137    169,385  SH       DEFINED     3        169,385
PROSHARES TR                  PSHS ULTSH 7-10Y   74347R313       4,205     77,950  SH       DEFINED     5         77,950
PROSHARES TR                  PSHS ULTSH 7-10Y   74347R313       4,291     79,556  SH       DEFINED     8         79,556
RESPONSE GENETICS INC         COM                76123U105       3,853  3,057,907  SH       DEFINED     6      3,057,907
TEVA PHARMACEUTICAL INDS LTD  ADR                881624209       1,435     25,546  SH        SOLE                 25,546
TEVA PHARMACEUTICAL INDS LTD  ADR                881624209       5,257     93,567  SH       DEFINED     3         93,567
TEVA PHARMACEUTICAL INDS LTD  ADR                881624209       1,996     35,536  SH       DEFINED     5         35,536
TEVA PHARMACEUTICAL INDS LTD  ADR                881624209       2,454     43,682  SH       DEFINED     8         43,682
WELLS FARGO & CO NEW          COM                949746101       4,604    170,580  SH        SOLE                170,580
WELLS FARGO & CO NEW          COM                949746101      12,329    456,784  SH       DEFINED     3        456,784
WELLS FARGO & CO NEW          COM                949746101       6,623    245,372  SH       DEFINED     5        245,372
WELLS FARGO & CO NEW          COM                949746101       5,606    207,698  SH       DEFINED     8        207,698
WELLS FARGO & CO NEW          COM                949746101     162,221  6,010,397  SH       DEFINED     1      6,010,397
WELLS FARGO & CO NEW          COM                949746101      41,548  1,539,403  SH       DEFINED     4      1,539,403
WELLS FARGO & CO NEW          COM                949746101     112,144  4,155,023  SH       DEFINED     7      4,155,023
WELLS FARGO & CO NEW          COM                949746101     701,022 25,973,407  SH       DEFINED     2     25,973,407
WELLS FARGO & CO NEW          COM                949746101      44,805  1,660,060  SH       DEFINED     6      1,660,060

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